PROPERTY, PLANT AND EQUIPMENT - Cost (Details) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period			R$ 19,351,891	R$ 22,784,326
Impairment	R$ (265,369)	R$ (239,329)	(265,369)	(239,329)
Balance, end of period	16,443,742	19,351,891	16,443,742	19,351,891	R$ 22,784,326
Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period			44,001,599	49,938,129	43,635,534
Additions			873,329	1,323,891	2,324,718
Capitalized interest			44,260	187,375	213,476
Business Combination					54,600
Disposals			(513,472)	(461,340)	(366,607)
Loss of control by selling of subsidiary			(1,091,705)	(2,956,162)
Impairment			(265,369)	(239,329)	(2,105,971)
Assets held for sale			(4,080,785)
Foreign exchange effect			972,460	(3,790,965)	6,182,379
Balance, end of period	39,940,317	44,001,599	39,940,317	44,001,599	49,938,129
Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period			5,585,082	6,455,083
Balance, end of period	5,170,675	5,585,082	5,170,675	5,585,082	6,455,083
Land and buildings | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period			9,483,753	10,842,802	9,083,765
Additions			2,028	35,238	2,150
Business Combination					30,693
Transfers			700,318	584,575	462,812
Disposals			(157,625)	(81,256)	(69,777)
Loss of control by selling of subsidiary			(119,928)	(1,011,492)
Impairment			(10,063)	(52,071)	(60,952)
Assets held for sale			(1,013,466)
Foreign exchange effect			200,681	(834,043)	1,394,111
Balance, end of period	9,085,698	9,483,753	9,085,698	9,483,753	10,842,802
Machines, equipment, and installations
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period			11,029,301	11,201,682
Balance, end of period	9,439,768	11,029,301	9,439,768	11,029,301	11,201,682
Machines, equipment, and installations | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period			30,633,880	32,616,700	28,434,074
Additions			124,136	93,290	238,060
Business Combination					10,767
Transfers			716,685	2,665,898	1,475,130
Disposals			(232,771)	(271,104)	(142,936)
Loss of control by selling of subsidiary			(900,840)	(1,726,440)
Impairment			(255,293)	(183,788)	(1,501,293)
Assets held for sale			(2,734,923)
Foreign exchange effect			665,730	(2,560,676)	4,102,898
Balance, end of period	28,016,604	30,633,880	28,016,604	30,633,880	32,616,700
Data electronic equipment
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period			112,432	111,646
Balance, end of period	89,404	112,432	89,404	112,432	111,646
Data electronic equipment | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period			762,074	939,266	755,455
Additions			1,770	2,126	8,194
Business Combination					503
Transfers			19,340	74,804	40,512
Disposals			(12,963)	(60,542)	(20,166)
Loss of control by selling of subsidiary			(16,426)	(112,319)
Impairment				(228)
Assets held for sale			(53,315)
Foreign exchange effect			11,158	(81,033)	154,768
Balance, end of period	711,638	762,074	711,638	762,074	939,266
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period			1,762,648	4,068,876
Balance, end of period	950,680	1,762,648	950,680	1,762,648	4,068,876
Property, plant and equipment under construction | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period			1,762,648	4,068,876	4,065,627
Additions			687,019	1,117,317	2,000,515
Capitalized interest			44,260	187,375	213,476
Business Combination					1,784
Transfers			(1,440,183)	(3,314,746)	(1,999,840)
Disposals			(60,151)	(1,550)	(103,959)
Loss of control by selling of subsidiary			(1,382)	(53,630)
Impairment					(543,726)
Assets held for sale			(107,677)
Foreign exchange effect			66,146	(240,994)	434,999
Balance, end of period	950,680	1,762,648	950,680	1,762,648	4,068,876
Other
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period			862,428	947,039
Balance, end of period	793,215	862,428	793,215	862,428	947,039
Other | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period			1,359,244	1,470,485	1,296,613
Additions			58,376	75,920	75,799
Business Combination					10,853
Transfers			3,840	(10,531)	21,386
Disposals			(49,962)	(46,888)	(29,769)
Loss of control by selling of subsidiary			(53,129)	(52,281)
Impairment			(13)	(3,242)
Assets held for sale			(171,404)
Foreign exchange effect			28,745	(74,219)	95,603
Balance, end of period	R$ 1,175,697	R$ 1,359,244	R$ 1,175,697	R$ 1,359,244	R$ 1,470,485